BANK LOANS (Tables)	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
SCHEDULE OF SHORT-TERM BANK LOANS

(a) Short-term bank loans

	June 30, 2026	December 31, 2025
	(Unaudited)
Secured short-term loans (1)	$1,471,130	$2,144,025
Unsecured short-term loans (2)	3,736,670	1,542,269
Add: amounts due within one year under long-term loan contracts	328,356	319,031
Total short-term bank loans	$5,536,156	$4,005,325

(1)	Detailed information of secured short-term loan balances as of June 30, 2026 and December 31, 2025 were as follows:

SCHEDULE OF SECURED SHORT-TERM LOAN BALANCES
	June 30, 2026	December 31, 2025
	(Unaudited)
Guaranteed by Mr. Lin and IST HK	$1,471,130	$1,429,350
Guaranteed by Mr. Lin and Mr. Du Yong	-	714,675
Total	$1,471,130	$2,144,025

SCHEDULE OF LONG-TERM BANK LOANS

(b) Long-term bank loans

	June 30, 2026	December 31, 2025
	(Unaudited)
Secured long-term loans	$6,065,321	$6,052,583
Less: amounts due within one year under long-term loan contracts	(328,356)	(319,031)
Total long-term bank loans	$5,736,965	$5,733,552

SCHEDULE OF SECURED LONG-TERM BANK LOAN BALANCES

Detailed information of secured long-term loan balances as of June 30, 2026 and December 31, 2025 were as follows:

	June 30, 2026	December 31, 2025
	(Unaudited)
Guaranteed by ISIOT and Mr. Lin and Collateralized by real property of ISIOT, future rental income of ISIOT, patents of Biznest, and equity investment of IST HK	$1,000,368	$1,066,296
Collateralized by office buildings of IST and guaranteed by Mr. Lin	4,464,732	4,364,520
Guaranteed by Biznest, ISIOT, IST, and Mr. Lin and Collateralized by real property of ISIOT, office buildings of IST, patents of TNM, and future rental income of ISIOT	600,221	621,767
Total	$6,065,321	$6,052,583